UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net income	€ 88	€ 54
Adjustments
Depreciation and amortization	145	144
Pension and other post-employment benefits service costs	10	11
Finance costs - net	65	70
Income tax expense	32	17
Unrealized (gains) / losses on derivatives - net and from remeasurement of monetary assets and liabilities - net	(2)	28
Losses on disposal	1	6
Other - net	12	10
Change in working capital
Inventories	(23)	150
Trade receivables	(186)	(224)
Trade payables	153	(14)
Other	10	6
Change in provisions	(2)	(2)
Pension and other post-employment benefits paid	(20)	(19)
Interest paid	(56)	(63)
Income tax paid	(21)	(7)
Net cash flows from operating activities	206	167
Purchases of property, plant and equipment	(146)	(134)
Property, plant and equipment grants received	7	1
Net cash flows used in investing activities	(139)	(133)
Repurchase of ordinary shares	(37)	0
Repayments of long-term borrowings	(4)	(5)
Net change in revolving credit facilities and short-term borrowings	0	7
Lease repayments	(13)	(16)
Transactions with non-controlling interests	(3)	(3)
Other financing activities	1	(2)
Net cash flows used in financing activities	(56)	(19)
Net increase in cash and cash equivalents	11	15
Cash and cash equivalents - beginning of year	202	166
Transfer of cash and cash equivalents from assets classified as held for sale	0	(1)
Effect of exchange rate changes on cash and cash equivalents	0	(2)
Cash and cash equivalents - end of period	€ 213	€ 178